Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2023
Financial instruments and risk management [Abstract]
Financial instruments and risk management

5. Financial instruments and risk management

The following table shows the carrying amounts of financial assets and financial liabilities:

	December 31,	December 31,
	2023	2022
Financial assets
At amortized cost
Cash and cash equivalents	617,409	15,395
Other non-current financial assets	80,001	194,263
Trade receivables	-	6,525
Other receivables	18,905	-
At fair value through profit and loss
Derivative financial instruments	247,090	270,176
Total financial assets	963,405	486,359

Financial liabilities
At amortized cost
Trade and other payables	440,413	4,914,404
Accrued expenses	348,841	1,977,614
Loan	-	5,869,797
Non-current lease liabilities	-	343,629
Current lease liabilities	99,659	117,856
At fair value through profit and loss
Derivative financial instruments	-	-
Total financial liabilities	888,913	13,223,300

Fair values

The carrying amount of cash and cash equivalents, financial assets, trade and other receivables, trade and other payables, accrued expenses, loan and lease liabilities is a reasonable approximation of their fair value due to the short-term nature of these instruments.

Financial risk factors

The Company’s activities expose it to a variety of financial risks: market risk, credit risk, interest rate and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance. Management identifies, evaluates and controls financial risks. No financial derivatives have been used in 2023 and 2022 to hedge risk exposures. The Company invests its available cash in instruments with the main objectives of preserving principal, meeting liquidity needs and minimizing foreign exchange risks. The Company allocates its liquid assets to first tier Swiss or international banks.

Liquidity risk

The Company’s principal source of liquidity is its cash reserves which are mainly obtained through the issuance of new shares. The Company has succeeded in raising capital to fund its development activities to date and has raised funds that will allow it to meet short-term development expenditures. The Company will require regular capital injections to continue its development work, which may be dependent on meeting development milestones, technical results and/or commercial success. Management monitors rolling forecasts of the Company’s liquidity requirements to ensure it has sufficient cash to meet operational needs. The ability of the Company to maintain adequate cash reserves to sustain its activities in the medium term is highly dependent on the Company’s ability to raise further funds. Consequently, the Company is exposed to continued liquidity risk.

The table below analysis the remaining contractual maturities of financial liabilities, including estimated interest payments as of December 31, 2023 and 2022. The amounts disclosed in the table are the undiscounted cash flows:

			Between
	Carrying	Less than	3 months and	2 years and
	amount	3 months	2 years	later	Total
December 31, 2023
Trade and other payables	440,413	440,413	-	-	440,413
Accrued expenses	348,841	348,841	-	-	348,841
Loan and borrowings	-	-	-	-	-
Non-current lease liabilities	-	-	-	-	-
Current lease liabilities	99,659	33,677	67,354	-	101,031
Derivative financial instruments		-	-		-
Total	888,913	822,931	67,354	-	890,285

			Between
	Carrying	Less than	3 months and	2 years and
	amount	3 months	2 years	later	Total
December 31, 2022
Trade and other payables	4,914,404	4,914,404	-	-	4,914,404
Accrued expenses	1,977,614	1,977,614	-	-	1,977,614
Loan and borrowings	5,869,797	5,759,877	357,192	-	6,117,069
Non-current lease liabilities	343,629	-	130,200	227,850	358,050
Current lease liabilities	117,856	32,550	97,650	-	130,200
Derivative financial instruments		-	-		-
Total	13,223,300	12,684,445	585,042	227,850	13,497,337

Fair values as at
	December 31,	December 31,	Fair value
Financial assets / liabilities	2023	2022	hierarchy	Valuation technique(s) and key input(s)
Derivative financial	Liability	Liability	Level 2	Black-Scholes option pricing model
liabilities – Warrants from public offerings	—	—		The share price is determined by Company’s NASDAQ quoted price.
The strike price and maturity are defined by the contract. The volatility assumption is driven by Company’s historic quoted share price and the risk free rate is estimated based on observable yield curves at the end of each reporting period.

Derivative financial liabilities – Embedded derivatives of 2023 FiveT Convertible (portion classified as liability)	Liability —	Liability —	Level 3

Black-Scholes option pricing model The valuation is based on input parameters classified as level 3. Input parameters include the historical volatility of AMHL shares, risk-free rate, expected remaining life, expected exercise date and share prices of AMHL at valuation dates.

Derivative financial liabilities – Embedded derivatives of 2022 FiveT Convertible Loan	Liability —	Liability —	Level 3	Black-Scholes option pricing model The valuation is based on input parameters classified as level 3. Input parameters include the historical volatility of AMHL shares, risk-free rate, expected remaining life, expected exercise date and share prices of AMHL at valuation dates.

Derivative financial asset - Option LPC purchase agreement	Asset 247,090	Asset 270,176	Level 3	The fair value is equal to the price paid to the counterparty for obtaining the right under the purchase agreement. The price paid corresponds to the fair value of 2,500 commitment shares issued to LPC as consideration for its commitment to purchase our common shares under the purchase agreement.
Subsequent, the fair value is adjusted proportionally for the part of the right consumed through equity.

			Non-cash changes
		Financing	Fair
		Cash	value	Other
	01.01.2023	Flows 1)	revaluation	changes 2)	31.12.2023
Loans	5,869,797	1,164,438	166,192	(7,200,427)	-
Lease liabilities	461,485	(134,707)	-	(227,119)	99,659
Total	6,331,282	1,029,731	166,192	(7,427,546)	99,659

			Non-cash changes
		Financing	Fair
		Cash	value	Other
	01.01.2022	Flows 1)	revaluation	changes 2)	31.12.2022
Derivative financial instrument	1,233	-	(1,233)	-	-
Loans	-	6,038,627	-	(168,830)	5,869,797
Lease liabilities	575,736	(130,200)	-	15,949	461,485
Total	576,969	5,908,427	(1,233)	(152,881)	6,331,282

1)	The financing cash flows are from loan borrowings or loan and lease repayments.

2)	Other non-cash changes include conversion of convertible loan including de-recognition of embedded derivative and remeasurement of lease liability.

Credit risk

Credit risk is managed on a group basis. Credit risk arises from cash and cash equivalents and deposits with banks, as well as from trade and other receivables. The Company’s policy is to invest funds in low risk investments including interest bearing deposits. Trade and other receivables were current as of December 31, 2023 and December 31, 2022, not impaired and included only well-known counterparties.

The Company has been holding cash and cash equivalents in the Company’s principal operating currencies (CHF, USD, EUR and AUD) with international banks of high credit rating.

The Company’s maximum exposure to credit risk is represented by the carrying amount of each financial asset in the consolidated statement of financial position:

	December 31,	December 31,
	2023	2022
Financial assets
Cash and cash equivalents	617,409	15,395
Other non-current financial assets	80,001	194,263
Trade receivables	-	6,525
Other receivables	18,905	-
Total	716,315	216,183

Market risk

Currency risk

The Company operates internationally and is exposed to foreign exchange risk arising from various exposures, primarily with respect to US Dollar, Euro and Australian Dollar. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The summary of quantitative data about the exposure of the Company’s financial assets and liabilities to currency risk was as follows:

	2023			2022
in CHF	USD	EUR	AUD	USD	EUR	AUD
Cash and cash equivalents	7,637	2,652	-	1,791	3,462	-
Trade and other receivables	1,371,060	-	-	1,523,292	91,864	879,531
Trade and other payables	(129,943)	(86,547)	-	(1,086,206)	(1,452,883)	-
Accrued expenses	(91,355)	(26,737)	-	(220,616)	(299,435)	-
Net statement of financial position exposure -asset/(liability)	1,157,400	(110,632)	-	218,261	(1,656,992)	879,531

As of December 31, 2023, a 5% increase or decrease in the USD/CHF exchange rate with all other variables held constant would have resulted in a CHF 57,870 (2022: CHF 10,913) increase or decrease in the net result. A 5% increase or decrease in the EUR/CHF exchange rate with all other variables held constant would have resulted in a CHF 5,532 (2022: CHF 82,850) increase or decrease in the net result. Also, a 5% increase or decrease in the AUD/CHF exchange rate with all other variables held constant would have resulted in a CHF 0 (2022: CHF 43,977) increase or decrease in the net result. The Company has subsidiaries in the United States, and Ireland, whose net assets are exposed to foreign currency translation risk. Due to the small size of the subsidiaries the translation risk is not significant.

Capital risk management

The Company and its subsidiaries are subject to capital maintenance requirements under local law in the country in which it operates. To ensure that statutory capital requirements are met, the Company monitors capital, at the entity level, on an interim basis as well as annually. From time to time the Company may take appropriate measures or propose capital increases to ensure the necessary capital remains intact.